UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lampe, Conway & Co. LLC

Address:  680 Fifth Avenue
          12th Floor
          New York, New York  10019

13F File Number: 28-12129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard F. Conway
Title:  Managing Member
Phone:  (212) 581-8989


Signature, Place and Date of Signing:

/s/ Richard F. Conway            New York, New York          February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26


Form 13F Information Table Value Total: $58,690
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.       28-12130                   LC Capital Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6     COL 7       COLUMN 8

                                                          VALUE   SHRS OR     SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP    (x1000)  PRN AMT     PRN CALL   DISCRETION    MNGRS    SOLE    SHARED  NONE
--------------               --------------     -----    -------  -------     --- ----   ----------    -----    ----    ------  ----
AMBASSADORS INTL INC          NOTE 3.750% 4/1  023178AA4   1,456   4,550,000  SH        SHARED-DEFINED       4,550,000
ARBINET THEXCHANGE INC        COM              03875P100   3,254   2,169,453  SH        SHARED-DEFINED       2,169,453
CADIZ INC                     COM NEW          127537207   7,517     600,852  SH        SHARED-DEFINED         600,852
CAL DIVE INTL INC DEL         COM              12802T101     792     121,622  SH        SHARED-DEFINED         121,622
CITADEL BROADCASTING CORP     COM              17285T106     765   4,782,017  SH        SHARED-DEFINED       4,782,017
COMSYS IT PARTNERS INC        COM              20581E104     975     435,427  SH        SHARED-DEFINED         435,427
DDI CORP                      COM 0.0001 NEW   233162502   1,684     546,628  SH        SHARED-DEFINED         546,628
DANA HOLDING CORP             COM              235825205     286     386,000  SH        SHARED-DEFINED         386,000
DAYSTAR TECHNOLOGIES INC      COM              23962Q100   4,301   4,575,183  SH        SHARED-DEFINED       4,575,183
EASTMAN KODAK CO              COM              277461109   3,732     567,229  SH        SHARED-DEFINED         567,229
FIBERTOWER CORP               COM              31567R100       4       2,997  SH        SHARED-DEFINED           2,997
FIBERTOWER CORP               NOTE 9.000%11/1  31567RAC4  10,637  37,990,000  SH        SHARED-DEFINED      37,990,000
IBASIS INC                    COM NEW          450732201   2,971   2,106,755  SH        SHARED-DEFINED       2,106,755
JETBLUE AIRWAYS CORP          DBCV 3.750% 3/1  477143AC5   3,504   4,550,000  SH        SHARED-DEFINED       4,550,000
KEMET CORP                    NOTE 2.250%11/1  488360AB4   1,093   4,370,000  SH        SHARED-DEFINED       4,370,000
MERIX CORP                    NOTE 4.000% 5/1  590049AB8   1,860   6,200,000  SH        SHARED-DEFINED       6,200,000
MESA AIR GROUP INC            NOTE 2.115% 2/1  590479AD3   2,355  16,818,000  SH        SHARED-DEFINED      16,818,000
NEW GENERATION BIOFUELS HLDG  COM              644461105     954     953,826  SH        SHARED-DEFINED         953,826
PARTICLE DRILLING TECHNOLOGI  COM              70212G101     628   5,713,679  SH        SHARED-DEFINED       5,713,679
QUADRAMED CORP                COM NEW          74730W507   1,609     328,311  SH        SHARED-DEFINED         328,311
RCN CORP                      COM NEW          749361200   1,307     221,469  SH        SHARED-DEFINED         221,469
SILICON GRAPHICS INC          COM NEW          827056300   3,480   1,288,828  SH        SHARED-DEFINED       1,288,828
SPECTRUM BRANDS INC           COM              84762L105      43     473,260  SH        SHARED-DEFINED         473,260
STAR SCIENTIFIC INC           COM              85517P101   1,069     279,000  SH        SHARED-DEFINED         279,000
TERRESTAR CORP                COM              881451108     464   1,161,105  SH        SHARED-DEFINED       1,161,105
THERMADYNE HLDGS CORP NEW     COM PAR $0.01    883435307   1,300     189,277  SH        SHARED-DEFINED         189,277
EVOLVING SYSTEMS INC          COM              30049R100     653     816,763  SH        SHARED-DEFINED         816,763


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